Condensed Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022	$ 50,664,887	$ (11,793)	$ (41,985,915)	$ 24,580	$ 8,691,759
Balance, shares at Dec. 31, 2022	131,347,999
Stock-based compensation	$ 111,974				111,974
Net loss and comprehensive loss			(1,066,612)		(1,066,612)
Repurchase of common shares	$ (12,310)	11,793			(517)
Repurchase of common shares, (in shares)	(43,500)
Balance at Mar. 31, 2023	$ 50,764,551		(43,052,527)	24,580	7,736,604
Balance, shares at Mar. 31, 2023	131,304,499
Balance at Dec. 31, 2023	$ 51,167,693		(43,997,971)	24,580	7,194,302
Balance, shares at Dec. 31, 2023	131,304,499
Stock-based compensation	$ 68,249				68,249
Net loss and comprehensive loss			(719,583)		(719,583)
Balance at Mar. 31, 2024	$ 51,235,942		$ (44,717,554)	$ 24,580	$ 6,542,968
Balance, shares at Mar. 31, 2024	131,304,499